Employee Benefit Plans (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Prior service costs	$ (364)	$ (443)
Net accumulated actuarial net loss	(1,937)	(2,008)
Accumulated other comprehensive loss	(2,301)	(2,451)
Net periodic benefit cost in excess of cumulative employer contributions	(3,269)	(2,593)
Net amount recognized at December 31, balance sheet	(5,570)	(5,044)
Net gain (loss) arising during period	5	(3,568)
Prior service cost amortization	79	79
Amortization of net actuarial loss	65	0
Total recognized in other comprehensive income (loss)	149	(3,489)
Total recognized in net periodic pension cost and other comprehensive income	$ 1,242	$ 4,449